SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Customer 1	$ 12,691	$ 7,883	$ 21,287	$ 17,108
Customer 2	1,659	1,426	5,443	2,026
Other Customer	437	(91)	450	(91)
Total Revenue From Mining Operations	$ 14,787	$ 9,218	$ 27,180	$ 19,043